UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2002

Check here if Amendment [    ]; Amendment Number: ___
     This Amendment (Check only one.):      [     ] is a restatement
                                            [     ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           Rorer Asset Management, LLC
Address:        One Liberty Place
                Suite 5100
                Philadelphia, PA 19103-7301


Form 13F File Number:  028-03869

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Aaron De Angelis
Title:    Director of Compliance
Phone:    215-640-3104

Signature, Place, and Date of Signing:

/s/ Aaron De Angelis              Philadelphia, PA                 10-29-2002
----------------------        --------------------------       -----------------
[Signature]                        [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                     RORER ASSET MANAGEMENT, LLC
                                                     13F REPORT AS OF 9/30/2002

                             TITLE OF               VALUE                SH / PUT /  INVST                  VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP      (X$1000)    SHARES    PRN  CALL  DISCRETN MANAGERS  SOLE (A) SHARED (B)  NONE (C)
      --------------          -----     -----      --------    -------   ---  ----  -------- --------  -------- ----------  -------
ABBOTT LABS                   COMMON 002824100      $1,637.82     40,540  SH        DEFINED   01             400       0     40,140
AMERISOURCEBERGEN             COMMON 03073E105     $42,433.06    590,374  SH        DEFINED   01         480,919   3,410    106,045
AMBAC INC COM                 COMMON 023139108      $6,787.93    125,959  SH        DEFINED   01          17,452       0    108,507
AMERICAN INTERNTL. GROUP INC. COMMON 026874107    $228,891.31  4,200,611  SH        DEFINED   01       3,609,975  21,087    569,549
AMGEN INC.                    COMMON 031162100        $305.66      7,330  SH        DEFINED   01             330       0      7,000
BANK OF AMERICA               COMMON  60505104    $303,441.33  4,796,083  SH        DEFINED   01       4,115,463  24,380    656,240
BECKMAN COULTER INC           COMMON 075811109      $5,696.83    147,205  SH        DEFINED   01          18,955       0    128,250
BERKSHIRE HATHAWAY INC        COMMON 084670207        $258.83        105  SH        DEFINED   01               0       0        105
BOEING CO                     COMMON 097023105    $189,824.52  5,590,836  SH        DEFINED   01       4,813,711  28,945    748,180
CAPITAL ONE FINANCIAL CORP    COMMON 14040H105      $2,412.10     69,075  SH        DEFINED   01           9,265       0     59,810
CARDINAL HEALTH INC           COMMON 14149Y108    $280,809.30  4,555,814  SH        DEFINED   01       3,907,727  23,075    625,012
CAREMARK RX INC COM           COMMON 141705103      $5,204.47    306,145  SH        DEFINED   01          39,135       0    267,010
CHEVRONTEXACO CORP.           COMMON 166764100    $255,409.68  3,719,139  SH        DEFINED   01       3,199,651  18,819    500,669
CISCO SYSTEMS INC             COMMON 17275R102     $84,379.43  8,118,141  SH        DEFINED   01       6,989,063  37,600  1,091,478
CITIGROUP INCORPORATED        COMMON 172967101    $170,406.40  5,790,703  SH        DEFINED   01       4,976,818  28,632    785,253
COCA COLA ENTERPRISES         COMMON 191219104      $4,228.88    199,100  SH        DEFINED   01          24,245       0    174,855
COMCAST CORP CL A SPL         COMMON 200300200    $216,714.57 10,432,562  SH        DEFINED   01       8,968,834  54,095  1,409,633
CONOCOPHILLIPS COM            COMMON 20825C104    $230,270.35  4,936,164  SH        DEFINED   01       4,204,613  29,110    702,441
COORS ADOLPH CO               COMMON 217016104      $6,395.68    113,600  SH        DEFINED   01          14,515       0     99,085
COSTCO WHOLESALE CO.          COMMON 22160K105    $240,312.81  7,508,917  SH        DEFINED   01       6,443,133  37,810  1,027,974
CULLEN FROST BANKERS          COMMON 229899109        $546.40     16,000  SH        DEFINED   01               0       0     16,000
DEVON ENERGY CORP NEW         COMMON 25179M103      $6,730.92    139,501  SH        DEFINED   01          17,862       0    121,639
EQUITABLE RES INC             COMMON 294549100      $6,866.47    198,740  SH        DEFINED   01          25,430       0    173,310
ESTEE LAUNDER COMPANIES INC.  COMMON 518439104      $2,282.39     79,415  SH        DEFINED   01          10,770       0     68,645
EXXONMOBIL CORP.              COMMON 30231G102    $220,223.76  6,933,977  SH        DEFINED   01       5,941,454  35,265    957,258
FANNIE MAE                    COMMON 313586109    $254,450.89  4,272,710  SH        DEFINED   01       3,669,185  21,665    581,860
GENERAL DYNAMICS CORP.        COMMON 369550108    $178,524.46  2,204,761  SH        DEFINED   01       1,933,962  11,915    258,884
GENERAL ELECTRIC CO           COMMON 369604103    $132,993.08  5,422,638  SH        DEFINED   01       4,674,034  26,990    721,614
HCA-THE HEALTHCARE CO         COMMON 404119109    $349,714.04  7,461,052  SH        DEFINED   01       6,417,027  36,243  1,007,782
HEWLETT PACKARD               COMMON 428236103    $214,394.45 18,453,766  SH        DEFINED   01      15,789,362  94,930  2,569,474
INTEL CORPORATION             COMMON 458140100        $303.22     21,830  SH        DEFINED   01           2,000       0     19,830
JOHNSON & JOHNSON             COMMON 478160104    $288,896.80  5,386,639  SH        DEFINED   01       4,602,744  27,605    756,290
KROGER CO                     COMMON 501044101    $107,455.23  7,777,417  SH        DEFINED   01       6,682,793  39,730  1,054,894
LEGG MASON INC.               COMMON 524901105      $6,354.85    149,315  SH        DEFINED   01          19,040       0    130,275
LEXMARK INTL GROUP            COMMON 529771107      $2,923.87     62,210  SH        DEFINED   01           7,925       0     54,285
LIMITED INC.                  COMMON 532716107      $4,789.43    333,991  SH        DEFINED   01          42,743       0    291,248
LINCOLN NATL CORP             COMMON 534187109      $4,275.47    139,950  SH        DEFINED   01          18,025       0    121,925
LINEAR TECHNOLOGY CORP        COMMON 535678106      $3,142.40    151,660  SH        DEFINED   01          19,465       0    132,195
LINENS N THINGS INC           COMMON 535679104      $1,152.08     62,715  SH        DEFINED   01           2,915       0     59,800
LIZ CLAIBORNE INC.            COMMON 539320101      $6,640.94    266,170  SH        DEFINED   01          34,610       0    231,560
LOEWS CORP                    COMMON 540424108      $5,937.91    138,445  SH        DEFINED   01          15,740       0    122,705
L-3 COMMUNICATIONS            COMMON 502424104      $2,257.14     42,830  SH        DEFINED   01           5,755       0     37,075
MARSH & MCLENNAN COS INC      COMMON 571748102    $371,316.53  9,009,653  SH        DEFINED   01       7,746,912  46,133  1,216,608
MBNA CORP COM                 COMMON 55262L100    $347,905.53 19,011,694  SH        DEFINED   01      16,334,342  96,813  2,580,539
MERCK & CO                    COMMON 589331107        $664.17     14,530  SH        DEFINED   01               0       0     14,530
MICROSOFT CORP.               COMMON 594918104    $259,246.69  5,952,848  SH        DEFINED   01       5,110,429  30,220    812,199
MOTOROLA INC                  COMMON 620076109    $119,398.91 11,704,388  SH        DEFINED   01       9,533,095  93,640  2,077,653
NORFOLK SOUTHERN CORP         COMMON 655844108      $7,069.63    350,155  SH        DEFINED   01          44,740       0    305,415

                             TITLE OF               VALUE                SH / PUT /  INVST                  VOTING AUTHORITY
      NAME OF ISSUER          CLASS     CUSIP      (X$1000)    SHARES    PRN  CALL  DISCRETN MANAGERS  SOLE (A) SHARED (B)  NONE (C)
      --------------          -----     -----      --------    -------   ---  ----  -------- --------  -------- ----------  -------
OUTBACK STEAKHOUSE            COMMON 689899102      $5,930.60    215,815  SH        DEFINED   01          28,165       0    187,650
PALL CORP                     COMMON 696429307      $5,433.81    344,130  SH        DEFINED   01          44,980       0    299,150
PARK PLACE ENTERTAINMENT CORP COMMON 700690100      $4,367.45    549,365  SH        DEFINED   01          81,510       0    467,855
PEPSICO INC.                  COMMON 713448108    $342,068.53  9,374,147  SH        DEFINED   01       8,049,416  47,480  1,277,251
PFIZER INC.                   COMMON 717081103    $156,322.05  5,422,466  SH        DEFINED   01       4,610,356  27,096    785,014
PHILLIP MORRIS COS. INS       COMMON 718154107        $349.20      9,000  SH        DEFINED   01               0       0      9,000
PRICE T ROWE GROUP            COMMON 74144t108      $4,568.80    183,045  SH        DEFINED   01          23,555       0    159,490
PROCTER & GAMBLE CO.          COMMON 742718109    $220,812.80  2,498,234  SH        DEFINED   01       2,148,157  12,195    337,882
RAYTHEON COMPANY NEW          COMMON 755111507    $181,198.44  6,235,577  SH        DEFINED   01       5,362,933  31,973    840,671
SCHOLASTIC CORP COM           COMMON 807066105      $5,314.24    118,940  SH        DEFINED   01          15,275       0    103,665
SOUTHWEST AIRLINES            COMMON 844741108    $115,787.87  8,956,555  SH        DEFINED   01       7,678,061  45,687  1,232,807
STATE STREET CORP.            COMMON 857477103    $171,814.26  4,495,158  SH        DEFINED   01       3,862,218  22,095    610,845
TITAN CORP COM                COMMON 888266103      $4,940.35    514,620  SH        DEFINED   01          76,690       0    437,930
UNITED TECHNOLOGIES CORP      COMMON 913017109    $112,381.71  2,004,901  SH        DEFINED   01       1,728,829   9,960    266,112
UNOCAL CORP                   COMMON 915289102      $6,140.36    195,615  SH        DEFINED   01          25,425       0    170,190
VALASSIS COMMUNICATIONS       COMMON 918866104      $3,223.28     91,910  SH        DEFINED   01          11,710       0     80,200
VIACOM INC CLASS B NON-VOTING COMMON 925524308    $343,824.67  8,581,620  SH        DEFINED   01       7,381,542  43,510  1,156,568
WASHINGTON MUTUAL INC.        COMMON 939322103        $509.81     16,200  SH        DEFINED   01           2,400       0     13,800
WYETH LABS                    COMMON 983024100     $62,702.62  1,985,403  SH        DEFINED   01       1,706,314   9,965    269,124

                                     TOTALS:    $6,929,969.45  218,800,104                          183,374,099 1,118,073 34,307,932
                                                ==========================                          ================================

Report Summary:


Number of Other Included Managers:      1

Form 13F Information Table Entry Total: 67

Form 13F Information Table Value Total: $6,929,969.45
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file nember(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number          Name
01        028-04975                     Affiliated Managers Group, Inc.